11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income taxes at statutory rates with the reported taxes

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013

Loss for the year before income taxes	$(7,670,672)	$(12,725,835)	$(13,484,781)
Statutory rate	26.00%	26.00%	25.75%
Expected income tax recovery	(1,994,375)	(3,308,717)	(3,472,331)
Permanent differences and other	(44,676)	1,645,947	(78,811)
Difference in foreign tax rates	247,060	1,011,166	(366,039)
Effect of change in future tax rates	3,396,564	-	-
Effect of dissolution of subsidiaries	6,338,818	(4,065,731)	-
Change in valuation allowance	(7,783,000)	660,688	1,611,239
Withholding taxes	-	-	243,186
Total income tax expense (recovery)	$160,391	$(4,056,647)	$(2,062,756)

Current income tax expense (recovery)	218	(123,255)	319,112
Deferred income tax expense (recovery)	160,173	(3,933,392)	(2,381,868)
Total income taxes	$160,391	$(4,056,647)	$(2,062,756)

Components of deferred income tax assets and liabilities

	Year Ended December 31, 2015	Year Ended December 31, 2014

Deferred income tax assets:
Non-capital loss carry forward	$13,085,490	$19,506,412
Resource expenditures	4,610,549	7,259,556
Equipment	131,337	152,063
Share issue and legal costs	10,757	70,341
Other	1,925,091	5,015,648
	19,763,224	32,004,020
Valuation allowance	(16,576,867)	(24,634,353)
Net deferred income tax assets	$3,186,357	$7,369,667

Deferred income tax liabilities:
Foreign exchange on loan	$(306,065)	$(1,441,120)
Mineral property interests	(6,447,589)	(9,335,671)
Net deferred income tax liabilities	$(6,753,654)	$(10,776,791)

Net deferred income tax liabilities	$(3,567,297)	$(3,407,124)